PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2012
Cost:
Computers, peripheral and scientific equipment	$9	$12
Office furniture and equipment	1	1

	10	13
Accumulated depreciation:
Computers, peripheral and scientific equipment	(9)	(10)
Office furniture and equipment	(1)	(1)

Depreciated cost	$-	$2

Depreciation expense for the years ended December 31, 2013 and 2012 was $ 2. In 2013 the Company disposed of property and equipment in amount of $ 3.